Long-Term Debt - Additional Information - Revolvers (Detail) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Amount reduced under revolving credit facility in 2015	654,100,000
Amount reduced under revolving credit facility in 2016	797,100,000
Amount reduced under revolving credit facility in 2017	1,100,000,000
Amount reduced under revolving credit facility in 2018	1,600,000,000
Amount reduced under revolving credit facility in 2019	744,600,000
Minimum [Member]
Debt Instrument [Line Items]
Debt instrument interest	0.00%	0.00%
Maximum [Member]
Debt Instrument [Line Items]
Debt instrument interest	8.00%	8.00%
Teekay Offshore [Member] | Securities Pledged as Collateral [Member]
Debt Instrument [Line Items]
Number of other securities collateralized by first-priority mortgages	23.8
Teekay LNG [Member] | Securities Pledged as Collateral [Member]
Debt Instrument [Line Items]
Number of other securities collateralized by first-priority mortgages	25.2
Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Number of credit facilities	13
Aggregate borrowings	2,400,000,000
Undrawn amount of revolving credit facility	600,000,000
Reference rate on variable rate of the debt instrument	LIBOR
Debt instrument interest	0.26%	0.25%
Amount reduced under revolving credit facility in 2015	382,200,000
Amount reduced under revolving credit facility in 2016	506,200,000
Amount reduced under revolving credit facility in 2017	529,700,000
Amount reduced under revolving credit facility in 2018	895,200,000
Amount reduced under revolving credit facility in 2019	49,500,000
Debt instrument collateral, description	The Revolvers are collateralized by first-priority mortgages granted on 51 of the Company’s vessels, together with other related security, and include a guarantee from Teekay or its subsidiaries for all outstanding amounts.
Secured revolving credit facility	500,000,000
Revolving Credit Facilities [Member] | Minimum [Member]
Debt Instrument [Line Items]
Percentage of margin	0.45%	0.45%
Revolving Credit Facilities [Member] | Maximum [Member]
Debt Instrument [Line Items]
Percentage of margin	3.95%	4.50%
Revolving Credit Facilities [Member] | Teekay Offshore and Teekay LNG [Member]
Debt Instrument [Line Items]
Aggregate borrowings	473,500,000